LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Details 2) - COP ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Gross investment in finance lease	$ 30,815,282		$ 30,132,264
Minimum lease payments of other arrangements that do not include payments for non-lease elements	22,248,951		21,343,923
Unearned finance income on finance lease	(8,566,331)	[1]	(8,788,341)	[2]
Minimum finance lease payments receivable, at present value	22,248,951		21,343,923
Minimum lease payments receivable under non-cancellable operating lease	(447,361)		(518,992)
Net investment in finance lease	21,801,590		20,824,931
Within 1 year [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Gross investment in finance lease	759,852		835,177
Minimum lease payments of other arrangements that do not include payments for non-lease elements	526,604		570,504
Over 1 year, but less than 5 years [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Gross investment in finance lease	7,842,992		8,597,818
Minimum lease payments of other arrangements that do not include payments for non-lease elements	6,188,894		6,667,322
Over 5 years [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Gross investment in finance lease	22,212,438		20,699,269
Minimum lease payments of other arrangements that do not include payments for non-lease elements	$ 15,533,453		$ 14,106,097

[1]	Future financial income: Total Gross Investment - Total Present Value of minimum payments
[2]	Future financial income: Total Gross Investment - Total Present Value of minimum payments